Taxes - Schedule of Income Taxes Payable (Details)	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 SGD ($)
Schedule of Income Taxes Payable [Abstract]
GST Taxes Payable	$ 1,729,163	$ 1,359,512	$ 1,658,521
Total	$ 1,729,163	$ 1,359,512	$ 1,658,521